Rule 497(e)
                                                        Registration No. 33-8746
                              THE TOCQUEVILLE FUND
                      THE TOCQUEVILLE SMALL CAP VALUE FUND
                        THE TOCQUEVILLE ASIA-PACIFIC FUND
                           THE TOCQUEVILLE EUROPE FUND
                         THE TOCQUEVILLE GOVERNMENT FUND

                        SUPPLEMENT DATED JANUARY 6, 1997
                                       TO
                     THE PROSPECTUS DATED FEBRUARY 28, 1996

FEE TABLE

         The following information updates the pertinent disclosure found in the
         Prospectus:
                                                                ASIA-PACIFIC FUND       EUROPE FUND
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load on Purchases (as a % of
        offering price).....................................             4.00%              4.00%
ANNUAL FUND OPERATING EXPENSES: (as a % of average net
assets)
     Management Fee.........................................             1.00%              1.00%
     12b-1 Fee+.............................................             0.25%              0.25%
     Other Expenses++.......................................             2.04%              1.28%
                                                                      --------           --------
Total Operating Expenses....................................             3.29%+++           2.53%+++


                                                               TOCQUEVILLE FUND      SMALL CAP FUND
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load on Purchases (as a % of
        offering price).....................................             4.00%              4.00%
ANNUAL FUND OPERATING EXPENSES: (as a % of average net
assets)
     Management Fee.........................................             0.75%              0.75%
     12b-1 Fee+.............................................             0.25%              0.25%
     Other Expenses++.......................................             0.65%              1.69%
                                                                      --------           --------
Total Operating Expenses....................................             1.65%+++           2.69%+++

                                                                GOVERNMENT FUND

SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load on Purchases (as a % of
        offering price).....................................           4.00%

ANNUAL FUND OPERATING EXPENSES: (as a % of average
net assets)
     Management Fee (after fee waivers)++++.................           0.00%
     12b-1 Fee+.............................................           0.00%
     Other Expenses (after fee waivers)++...................           1.00%
                                                                       ----
Total Operating Expenses (after fee waivers)................           1.00%+++


+ Under each Fund's Distribution Plan, the Advisor is permitted to carry forward expenses not reimbursed by the distribution fee to subsequent fiscal years for submission by the Fund for payment, subject to the continuation of the Plan. Such amounts are not recognized in the Fund's financial statements as expenses and liabilities, since the Distribution Plan can be terminated on an annual basis without further liability to the Fund. The Rule 12-1 fee may represent the equivalent of an annual asset-based sales charge to an investor. As a result of distribution fees, a long-term shareholder in a Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of the National Association of Securities Dealers, Inc.

++ These expenses include legal fees, accounting fees, transfer agent, custodial fees and the administrative services fee.

+++ Audited total operating expenses for the fiscal year ended October 31, 1996 were 1.49%, 2.36%, 2.63%, 1.98% and 1.47% for The Tocqueville Fund, The
     Tocqueville Small Cap Value Fund, The Tocqueville Asia-Pacific Fund, The Tocqueville Europe Fund and The Tocqueville Government Fund, respectively. With regard to all of the Funds, except The Tocqueville Government Fund, these amounts are less than the 1.54%, 2.80%, 3.55% and 4.43% estimates of the respective total operating expenses found in the Prospectus for such fiscal year. On May 1, 1996, the Adviser ceased waiving the administrative services fee for all of the Funds and the management fee for The Tocqueville Asia-Pacific Fund and The Tocqueville Europe Fund. In addition, the Tocqueville Asia-Pacific Fund and The Tocqueville Europe Fund commenced paying Rule 12b-1 expenses the last half of the fiscal year.

++++ With regard to The Tocqueville Government Fund, the Investment Adviser waived its management fee for the entire fiscal year ending October 31, 1996. Total operating expenses will be capped at 1.00% through the fiscal year ending October 31, 1997.

                                                                      1 Year      3 Year      5 Year      10 Year
                                                                      ------      ------      ------      -------
EXAMPLE FOR THE TOCQUEVILLE FUND
You would pay the  following  expenses on a $1000
  investment,  assuming  (1) 5% annual return and (2)
  redemption at the end of each time period.....................       $56         $90         $126         $228


                                                         2



                                                                      1 Year      3 Year      5 Year      10 Year
                                                                      ------      ------      ------      -------
EXAMPLE FOR THE TOCQUEVILLE SMALL CAP VALUE FUND

You would pay the  following  expenses on a $1000
  investment,  assuming  (1) 5% annual return and (2)
  redemption at the end of each time period.....................       $66         $120        $177         $330



                                                                      1 Year      3 Year      5 Year      10 Year
                                                                      ------      ------      ------      -------
EXAMPLE FOR THE TOCQUEVILLE ASIA-PACIFIC FUND

You would pay the  following  expenses on a $1000
  investment,  assuming  (1) 5%  annual return and (2)
  redemption at the end of each time period.....................       $72          $137       $205         $384



                                                                      1 Year      3 Year      5 Year      10 Year
                                                                      ------      ------      ------      -------
EXAMPLE FOR THE TOCQUEVILLE EUROPE FUND

You would pay the  following  expenses on a $1000
  investment,  assuming  (1) 5% annual return and (2)
  redemption at the end of each time period.....................       $65          $116       $169         $315



                                                                      1 Year      3 Year      5 Year      10 Year
                                                                      ------      ------      ------      -------
EXAMPLE FOR THE TOCQUEVILLE GOVERNMENT FUND

You would pay the  following  expenses on a $1000
  investment,  assuming  (1) 5% annual return and (2)
  redemption at the end of each time period.....................       $50           $71        $93         $158

These examples should not be considered a representation of past or future expenses and actual expenses may be greater or lesser than those shown.